PROPERTY AND EQUIPMENT, NET(Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 73,233	$ 64,609
Accumulated depreciation	52,641	47,086
Property and equipment, net	20,592	17,523
Depreciation expenses	6,413	5,004	6,832
Reduction to cost and accumulated depreciation	858	0
Computer and video equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	63,633	55,914
Accumulated depreciation	46,833	41,905
Office Furniture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	6,643	6,094
Accumulated depreciation	3,865	3,424
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,957	2,601
Accumulated depreciation	$ 1,943	$ 1,757